Term Loan (Revised) (Tables)	12 Months Ended
Jul. 31, 2020
Borrowings [abstract]
Schedule of term loan
	July 31, 2020	July 31, 2019
		(Revised – Note 37)
Term loan	$	$
Opening balance	34,125	—
Additions	—	35,000
Repayments	(3,500)	(875)
Ending balance	30,625	34,125
Deferred financing costs	$	$
Opening balance	(751)	—
Additions	(445)	(1,643)
Adjustments	—	296
Amortization of deferred finance costs	501	596
Ending balance	(695)	(751)
Total term loan	29,930	33,374
Current portion	3,069	3,117
Long-term portion	26,861	30,257